Organization And Summary Of Significant Accounting Policies Organization And Summary Of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

	For the six months ended June 30, 2017
	As reported	Effect of accounting change	As adjusted

	(in thousands)
Cost of Sales	210,289	(402)	209,887
Research and development	1,772	(18)	1,754
Selling and administrative expenses	23,878	(54)	23,824
Other (income) expense, net	4,253	474	4,727

	For the year ended December 31, 2017			For the year ended December 31, 2016
	As reported	Effect of accounting change	As adjusted	As reported	Effect of accounting change	As adjusted

	(in thousands)
Cost of Sales	462,848	206	463,054	466,990	1,212	468,202
Research and development	2,951	505	3,456	2,399	135	2,534
Selling and administrative	49,479	3,027	52,506	57,784	731	58,515
Other (income) expense, net	1,634	(3,738)	(2,104)	(2,188)	(2,078)	(4,266)